Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Income Taxes
Schedule of income tax provision and effective income tax rate

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Income tax provision	$711	$(4,571)	$12,780	$3,932
Effective income tax rate	13.4%	38.5%	35.2%	48.8%

	Year ended December 31,
	2015	2014
Current:
U.S. federal	$20,382	$25,136
State and local	4,822	4,091
Foreign	1,029	842
Current income tax expense	26,233	30,069
Deferred
U.S. federal	(12,584)	(42,047)
State and local	798	(4,826)
Foreign	(46)	—
Deferred income tax benefit	(11,832)	(46,873)
Total income tax expense (benefit)	$14,401	$(16,804)